Intangible Assets	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Intangible Assets [Abstract]
Intangible assets

Note 17. Intangible assets

	Consolidated
	December 2024	June 2024
	$	$
Non-current assets
Trade Secrets and Patents – at cost	23,857,306	23,857,306
Less: Accumulated amortisation	(4,230,607)	(3,634,171)
Net carrying value	19,626,699	20,223,135
Patents and trademarks – at cost	234,289	89,268
Add: Additions	325,106	145,020
Less: Accumulated amortisation	(27,824)	(19,465)
Net carrying value	531,571	214,823
	20,158,270	20,437,958

Reconciliation

Reconciliations of the written down values at the beginning and end of the current and previous financial period are set out below:

Consolidated	Trade Secrets	Patents & trademarks	Total
	$	$	$
Balance at 1 July 2023	21,416,006	77,655	21,493,661
Additions	—	145,021	145,021
Amortisation expense	(1,192,871)	(7,853)	(1,200,724)
Balance at June 2024	20,223,135	214,823	20,437,958
Additions	—	325,107	325,107
Amortisation expense	(596,436)	(8,359)	(604,795)
Balance at 31 December 2024	19,626,699	531,571	20,158,270

Trade secrets were acquired during 2021 financial year by the Consolidated Entity and are amortised over its useful life estimate of 20 years. As at December 31, 2024 the remaining useful life of the trade secrets is 16.5 years (June 30, 2024:17 years).

Assessment for impairment — 31 December 2024

Methodology

An impairment loss expense in the profit or loss is recognised when the carrying amount of an asset exceeds its recoverable amount. The Consolidated Entity determined the recoverable amounts of the Gelteq Consolidated Entity as one CGU using a value in use approach

The recoverable amount of the CGU has been determined by a forecast model that estimated the future cash flows based on budgets and forecasts for five years prepared by management. As part of a valuation of the intangible assets by an independent expert valuer performed as at 30 June 2024, the independent expert valuers extended the forecasts for an additional 4 years for a total forecast period of 9 years on the basis that, in the case of early stage businesses that are reasonably expective of high growth for a significant period of time, it is generally necessary to forecast cash flows for a period greater than five years to reflect the business reaching a mature stable level of growth to enable the application of a terminal value calculation. For the purposes of the assessment of the coverable amount of the CGU as at 31 December 2024, management has continued to adopt this approach, on the basis that, as at that date, the nature of the business remains an early stage business with the same characteristics it had when the expert valuer performed the previous valuation. Also included at the end of the forecast period is a terminal value reflecting a continuing value at the end of the forecast period on the basis of capitalising free cash flows in perpetuity at a growth rate of 2.5% per annum.

These cash flows were then discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the CGU. Management then cross-checked the total of the discounted cash flows against the trading of the Company’s shares.

A reference to Financial Years (FY), refers to a period covering July 1st to June 30th the next year. A reference to a calendar year (CY) refers to the period from January 1st to December 31st of the same year.

The discounted cash flow model used in the assessment of fair value less cost to sell is sensitive to a number of key assumptions, including revenue growth rates, discount rates and operating costs. These assumptions can change over short periods of time and can have a significant impact on the carrying value of the assets. For any AUD figures presented from the valuation analysis, these have been obtained by conversion from USD at an exchange rate of 1 AUD = 0.66 USD.

Fair value less cost to sell and key assumptions

The Company estimates the fair value less cost to sell of the Gelteq Consolidated Entity cash generating unit (CGU) using discounted cash flows. Management assumptions were developed incorporating internal and external market information, although the extent to which they rely on past experience of the Consolidated Entity is limited given the consolidated entity has not yet started full scale operations, pending completion of preparatory activities where necessary, with external sources of information having been adjusted to reflect factors specific to the Consolidated Entity. Fair value less cost to sell is categorised within level 3 of the fair value hierarchy.

For the reporting period ended 31 December 2024, the recoverable amount of the CGU was determined based on fair value less cost to sell calculations which required the use of key assumptions:

Operating Segments

The Consolidated Entity’s cash flows are generated from one CGU which covers nutraceuticals for humans and animals, pharmaceutical for humans and animals and controlled substances.

Cash Flow projections

•        The calculations used cash flow projections based on financial budgets and forecasts approved by management covering CY25 to CY29. The projections included negative undiscounted operating cash flows between CY25 and CY26 before making positive operating returns from CY27 onwards as the business scales up operations and operating margins that are in line with industry averages in similar industries. A full 5 years of cash flow projections were used to allow for 2-3 years of positive cash flow projections in the management forecast period. As noted above, as part of a valuation of the intangible assets by an independent expert valuer performed as at 30 June 2024, the independent valuation experts extended the forecasts for an additional 4 years for a total forecast period of 9 years on the basis that, in the case of early stage businesses that are reasonably expective of high growth for a significant period of time, it is generally necessary to forecast cash flows for a period greater than five years to reflect the business reaching a mature stable level of growth to enable the application of a terminal value calculation. For the purposes of the assessment of the coverable amount of the CGU as at 31 December 2024, management has continued to adopt this approach, on the basis that, as at that date, the nature of the business remains an early stage business with the same characteristics it had when the expert valuer performed the previous valuation.

•        A pre-tax discount rate range of 22-24%, reflecting rates of return required by typical investors in early-stage businesses similar to the Consolidated Entity, was applied.

Revenue —

•        Management have implemented a hybrid revenue model with revenue generated from manufacturing and royalties (on each individual order).

•        The forecast model is based on a 4 year compound average growth rate of 114%, based on management forecasts to CY29. The model forecast revenue growth rates 219% in CY26, 175% in CY27, 83% in CY28 and 30% in CY29, following revenue growth in CY25 from a close to nil level in CY24. Based on the approach adopted in the previous independent valuation extended forecast revenues were determined by applying declining revenue growth of 20% in CY30, 10% in CY31, 5% in CY32 and 3% in CY33, resulting in a compound average growth rate over the entire forecast period (excluding CY24 which had low revenue as was during the pre-IPO period) of 53%.

Gross Margins

•        Gross margin is forecast to increase from 52% in CY25 to 58% in CY29 and beyond. The scale benefits of manufacturing larger quantities are considered to be forecast relatively conservatively as different clients will have different formulations which may mean scale benefits are lower than for the production of homogenous products. The forecast gross margins are in line with comparable industry gross margins.

Operating Expense

•        The largest operating expense is employee costs. Salary and benefits are forecast to increase by 88% in CY25, 66% in CY26, 54% in CY27, 32% in CY28, 24% in CY29, with growth rates declining thereafter, in line with reducing revenue growth, and oncosts are forecast at 18-19% of salaries.

EBITDA

•        The forecast model is based on a long-term EBITDA margin of 29%. Forecast EBITDA is negative in early years, which is expected for an early stage startup business where typically the average timeframe to profitability is 2 - 3 years. The forecast model’s EBITDA margins are -98% in CY25, -15% in CY26, 16% in CY27, 28% in CY28 and CY29, and 29% beyond, with the ongoing EBITDA being comparable to that of comparable industries in relevant world markets.

CAPEX

•        No material Capex has been forecast as the costs borne by Gelteq in working with clients to develop products is included in other forecast expenses. As such, forecast capex for relevant supporting assets is $50,000 in CY25, increasing at 5% per annum thereafter.

Amortisation

•        Amortisation has been estimated at 5% of the opening intangibles balance each year. This roughly equates to an average useful life of 20 years for intangibles, which is in line with the Consolidated Entity’s current policy.

Tax Rate

•        A tax rate of 30% has been applied in line the with the corporate tax rate in Australia. Whilst the tax rate may be lower in earlier years, this tax rate is in line with the Consolidated Entity’s long term tax rate and the tax rate of a likely acquirer.

Working Capital

•        Model forecasts the receivables at 30 days and payables at 31 days in line with management expectations. Payables days are only applied to operating expenses as all manufacturing costs are paid prior to dispatch to customers.

Other balance Sheet Items

•        There are no other assumptions that result in material balance sheet movements that affect relevant forecast cash flow.

Terminal growth rate

•        Long term growth rate, used for the terminal value calculation, is 2.5%, reflecting the Australian long term nominal inflation rate.

Apart from the considerations described in determining the value-in-use of the cash-generating units described above, management is not currently aware of any other probable changes that would necessitate changes in its key estimates

Impairment

The Consolidated Entity has performed an impairment assessment based on its cash generating unit (CGU).

The Consolidated Entity determined that the recoverable amount in relation the CGU exceeded its carrying value of assets as at 31 December 2024, therefore no adjustment to its carrying value (impairment) was required.

The directors have reviewed and are comfortable with the significant assumptions determined by management. Based on the above, the directors believe that no impairment charge is required to the value of the intangible asset at 31 December 2024

Sensitivity

The sensitivities on the updated discounted cash flow model are as follows:

•        Revenue would require a reduction of 14.6% to the compounded growth rate over 9 years (30 June, 2024, 19.3% over 9 years) before the intangible asset value would need to be impaired, with all other assumptions remaining constant.

•        EBITDA margin would need a reduction of 14.2% per annum over 9 years (30 June, 2024, 11.8% over 9 years) years before the intangible asset value would need to be impaired, with all other assumptions remaining constant.

•        The discount rate would be required to increase to 36.0% (30 June, 2024, 33.8%) before the intangible asset value would need to be impaired, with all other assumptions remaining constant.

•        Long Term growth rate would need to be reduced to be in negative (consistent with the 30 June, 2024, valuation) in the cashflow modelling before the intangible asset value would need to be impaired, with all other assumptions remaining constant.

Management believes that other reasonable changes in the key assumptions on which the recoverable amount on which the intangible asset is based would not cause the carrying amount to exceed its recoverable amount.

Management notes that if performance is not as expected, an impairment charge against these assets could be recognised in the next financial year’s accounts. This estimation of uncertainty is expected to reduce over time as the Consolidated Entity’s business develops and matures.

Note 20. Intangible assets

	Consolidated
	30 June 2024	30 June 2023
	$	$
Non-current assets
Trade Secrets and Patents – at cost	23,857,306	23,857,306
Less: Accumulated amortisation	(3,634,171)	(2,441,300)
Net carrying value	20,223,135	21,416,006
Patents and trademarks – at cost	89,268	47,840
Add: Additions	145,021	41,428
Less: Accumulated amortisation	(19,465)	(11,613)
Net carrying value	214,823	77,655
	20,437,958	21,493,661

Reconciliation

Reconciliations of the written down values at the beginning and end of the current and previous financial year are set out below:

	Trade Secrets	Patents & trademarks	Total
	$	$	$
Consolidated
Balance at 1 July 2022	22,608,877	39,844	22,648,721
Additions	—	41,428	41,428
Amortisation expense	(1,192,871)	(3,617)	(1,196,488)

Balance at 30 June 2023	21,416,006	77,655	21,493,661
Additions	—	145,021	145,021
Amortisation expense	(1,192,871)	(7,853)	(1,200,724)
Balance at 30 June 2024	20,223,135	214,823	20,437,958

Trade secrets were acquired during 2021 financial year by the Consolidated Entity and are amortised over its useful life estimate of 20 years. As at June 30, 2024 the remaining useful life of the trade secrets is 17 years (June 30, 2023:18 years).

Assessment for impairment — 2024

For the year ended 30 June 2024, management has performed an impairment assessment in accordance with IAS 36. As part of this process, management obtained a valuation of the intangible assets by an independent expert valuer.

Methodology

An impairment loss expense in the profit or loss is recognised when the carrying amount of an asset exceeds its recoverable amount. The Consolidated Entity determined the recoverable amounts of the Gelteq Consolidated Entity as one CGU using a fair value less cost to sell approach.

The recoverable amount of the CGU has been determined by a forecast model that estimated the future cash flows based on budgets and forecasts for five years prepared by management. The independent expert valuers extended the forecasts for an additional 4 years for a total forecast period of 9 years on the basis that, in the case of early stage businesses that are reasonably expective of high growth for a significant period of time, it is generally necessary to forecast cash flows for a period greater than five years to reflect the business reaching a mature stable level of growth to enable the application of a terminal value calculation. Also included at the end of the forecast period is a terminal value reflecting a continuing value at the end of the forecast period on the basis of capitalising free cash flows in perpetuity at a growth rate of 2.5% per annum.

These cash flows were then discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the CGU. The independent valuer then cross-checked the total of the discounted cash flows against the Company’s IPO share price and subsequent trading of the Company’s shares.

A reference to Financial Years (FY), refers to a period covering July 1st to June 30th the next year. A reference to a calendar year (CY) refers to the period from January 1st to December 31st of the same year.

The discounted cash flow model used in the assessment of fair value less cost to sell is sensitive to a number of key assumptions, including revenue growth rates, discount rates and operating costs. These assumptions can change over short periods of time and can have a significant impact on the carrying value of the assets. For any AUD figures presented from the valuation analysis, these have been obtained by conversion from USD at an exchange rate of 1 AUD = 0.66 USD.

Fair value less cost to sell and key assumptions

The Company estimates the fair value less cost to sell of the Gelteq Consolidated Entity cash generating unit (CGU) using discounted cash flows. Management assumptions were developed incorporating internal and external market information, although the extent to which they rely on past experience of the Consolidated Entity is limited given the consolidated entity has not yet started full scale operations, pending completion of capital raising activities where necessary, with external sources of information having been adjusted to reflect factors specific to the Consolidated Entity. Fair value less cost to sell is categorised within level 3 of the fair value hierarchy.

For the 2024 reporting period, the recoverable amount of the CGU was determined based on fair value less cost to sell calculations which required the use of key assumptions:

Operating Segments

•        The Consolidated Entity’s cash flows are generated from one CGU which covers nutraceuticals for humans and animals, pharmaceutical for humans and animals and controlled substances.

Cash Flow projections

•        The calculations used cash flow projections based on financial budgets and forecasts approved by management covering FY25 to FY29. The projections included negative undiscounted operating cash flows between FY25 and FY27 before making positive operating returns from FY28 onwards as the business scales up operations and operating margins that are in line with industry averages in similar industries. A full 5 years of cash flow projections were used to allow for 2 years of positive cash flow projections in the management forecast period. The independent valuation experts extended the forecasts for an additional 4 years for a total forecast period of 9 years on the basis that, in the case of early stage businesses that are reasonably expective of high growth for a significant period of time, it is generally necessary to forecast cash flows for a period greater than five years to reflect the business reaching a mature stable level of growth to enable the application of a terminal value calculation.

•        A pre-tax discount rate range of 22-24%, reflecting rates of return required by typical investors in early-stage businesses similar to the Consolidated Entity, was applied.

Revenue

•        Management have implemented a hybrid revenue model with revenue generated from manufacturing and royalties (on each individual order).

•        The forecast model is based on a 4 year compound average growth rate of 82%, based on management forecasts to FY29. The model forecast revenue growth rates 259% in FY26, 117% in FY27, 86% in FY28 and 38% in FY29, following revenue growth in FY25 from a close to nil level in FY24. The independent valuer extended forecast revenues by applying declining revenue growth of 20% in FY30, 10% in FY31, 5% in FY32 and 3% in FY33, resulting in a compound average growth rate over the entire forecast period (excluding FY24 which had low revenue as was during the pre-IPO period) of 54%.

Gross Margins

•        Gross margin is forecast to increase from 49% in FY25 to 58% in FY29 and beyond. The scale benefits of manufacturing larger quantities are considered to be forecast relatively conservatively as different clients will have different formulations which may mean scale benefits are lower than for the production of homogenous products. The forecast gross margins are in line with comparable industry gross margins.

Operating Expense

•        The largest operating expense is employee costs. Salary and benefits are forecast to increase by 215% in FY25, 113% in FY26, 26% in FY27, 20% on FY28, 12% in FY29, with growth rates declining thereafter, in line with reducing revenue growth, and oncosts are forecast at 18-19% of salaries.

EBITDA

•        The forecast model is based on a long-term EBITDA margin of 29%. Forecast EBITDA is negative in early years, which is expected for an early stage startup business where typically the average timeframe to profitability is 2 – 3 years. The forecast model’s EBITDA margins are -109% in FY25, -29% in FY26, 7% in FY27, 25% in FY28, and 29% in FY29 and beyond, with the ongoing EBITDA being comparable to that of comparable industries in relevant world markets.

CAPEX

•        No material Capex has been forecast as the costs borne by Gelteq in working with clients to develop products is included in other forecast expenses. As such, forecast capex for relevant supporting assets is $50,000 in FY25, increasing at 5% per annum thereafter.

Tax Rate

•        A tax rate of 30% has been applied in line the with the corporate tax rate in Australia. Whilst the tax rate may be lower in earlier years, this tax rate is in line with the Consolidated Entity’s long term tax rate and the tax rate of a likely acquirer.

Working Capital

•        Model forecasts the receivables at 30 days and payables at 31 days in line with management expectations. Payables days are only applied to operating expenses as all manufacturing costs are paid prior to dispatch to customers.

Other balance Sheet Items

•        There are no other assumptions that result it material balance sheet movements that affect forecast cash flow.

Terminal growth rate

•        Long term growth rate, used for the terminal value calculation, is 2.5%, reflecting the Australian long term nominal inflation rate.

Apart from the considerations described in determining the value-in-use of the cash-generating units described above, management is not currently aware of any other probable changes that would necessitate changes in its key estimates.

Impairment

The Consolidated Entity has performed an impairment assessment based on its cash generating unit (CGU).

The Consolidated Entity determined that the recoverable amount in relation the CGU exceeded its carrying value of assets as at 30 June 2024, therefore no adjustment to its carrying value (impairment) was required.

The directors have reviewed and are comfortable with the significant assumptions determined by management. Based on the above, the directors believe that no impairment charge is required to the value of the intangible asset at 30 June 2024.

Sensitivity

The sensitivities on the updated discounted cash flow model are as follows:

•        Revenue would require a reduction of 19.3% to the compounded growth rate over 9 years (30 June, 2023, 13% over 6.5 years) before the intangible asset value would need to be impaired, with all other assumptions remaining constant.

•        EBITDA margin would need a reduction of 11.8% per annum over 9 years (30 June, 2023, 20% over 6.5 years) years before the intangible asset value would need to be impaired, with all other assumptions remaining constant.

•        The discount rate would be required to increase to 33.8% (30 June, 2023, 43%) before the intangible asset value would need to be impaired, with all other assumptions remaining constant.

•        Long Term growth rate would need to be reduced to be in negative (consistent with the 30 June, 2023, valuation) in the cashflow modelling before the intangible asset value would need to be impaired, with all other assumptions remaining constant.

Management believes that other reasonable changes in the key assumptions on which the recoverable amount on intangible asset is based would not cause the carrying amount to exceed its recoverable amount.

Management notes that if performance is not as expected, an impairment charge against these assets could be recognised in future financial years’ accounts. This estimation of uncertainty is expected to reduce over time as the Consolidated Entity’s business develops and matures.

Assessment for impairment — 2023

As disclosed in note 3, management has made judgements and estimates in respect of impairment testing of intangible assets. Since 30 June, 2022, the Company issued 746,268 fully paid Ordinary Shares at an issue price of USD$1.34 (AUD$1.92) totaling USD$1,000,000. As the issue price was lower than previous share issuances and substantially lower than the fair market value derived by the independent valuation expert for June 30, 2022, this is an indicator of potential impairment. In addition, since 30 June 2022, market interest rates have increased significantly. These two events are indicators of potential impairment and as a result, per IAS36, the Consolidated Entity engaged the independent valuation expert to provide an updated discounted cash flow model based on information as at 31 March 2023, to estimate the updated recoverable amount. The discounted cash flow model was revised for the 31 March 2023 period by the independent valuation expert and the discount rate applied in the valuation was increased from a midpoint of 25% to 26.5%, together with pushing forward by one year the cash flow estimates. Management has reviewed all other estimates and assumptions performed in the 31 March 2023 valuation and based on further interest rate rises between 31 March 2023 and 30 June 2023, management decided to lift the discount rate midpoint by 0.5% to 27%, with no other changes being required. Whilst the revised management cash flow model recoverable value mid-point decreased, there is still significant headroom (over 200%) over the carrying value of the intangible asset at 30 June, 2023. As a result, the Consolidated Entity determined that the recoverable amount in relation the CGU exceeded its carrying value of assets as at 30 June, 2023, and no adjustment to its carrying value (impairment) was required.

Based on the above, the directors believe that no impairment charge is required to the value of the intangible asset at 30 June, 2023.

Methodology

An impairment loss expense in the profit or loss is recognised when the carrying amount of an asset exceeds its recoverable amount. The Consolidated Entity determined the recoverable amounts of the Gelteq Consolidated Entity as one CGU using a fair value less cost to sell approach.

The recoverable amount of the CGU has been determined by a forecast model that estimated the future cash flows based on approved budgets extrapolated for five years by management. The independent valuation experts made a number of material changes to the model, including the revenue generation profile, a decrease in gross margin and an increase in operating expenses and capital expenditure, and extending the forecasts for an additional 1.5 years for a total of 6.5 years.

Management has continued to adopt this extended period for the purposes of the cash flow estimates included in the Fair value less cost to sell recoverable value as at 30 June 2023. This was discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the CGU. When referring to Financial Years (FY), this refers to a period covering July 1st to June 30th the next year. When referring to a calendar year (CY), this is from January 1st to December 31st of the same year.

The discounted cash flow model used in the assessment of fair value less cost to sell is sensitive to a number of key assumptions, including revenue growth rates, discount rates and operating costs. These assumptions can change over short periods of time and can have a significant impact on the carrying value of the assets. For any AUD figures presented from the valuation analysis, these have been obtained by conversion from USD at an exchange rate of 1 AUD$ = 0.6630 USD$

Fair value less cost to sell and key assumptions

The Company estimates the fair value less cost to sell of the Gelteq Consolidated Entity cash generating unit (CGU) using discounted cash flows. Management assumptions were developed in conjunction with its external valuation advisors. Management incorporated internal and external market information developing these assumptions, although the extent to which they rely on past experience of the Consolidated Entity is limited given the consolidated entity has not yet started full scale operations, pending capital raising activities where necessary, with external sources of information having been adjusted to reflect factors specific to the Consolidated Entity. Fair value less cost to sell is categorised within level 3 of the fair value hierarchy.

For the 2023 reporting period, the recoverable amount of the CGU was determined based on fair value less cost to sell calculations which required the use of key assumptions:

•        Operating Segments —

•        The Consolidated Entity’s cash flows are generated from one CGU which covers nutraceuticals for humans and animals, pharmaceutical for humans and animals and controlled substances.

•        Cash Flow projections —

•        The calculations used cash flow projections based on financial budgets approved by management covering FY24 to FY27. With extrapolations using growth assumptions utilized up to the end of CY29. The projections included negative undiscounted operating cash flows between CY23 and

CY25 before making positive operating returns from CY26 onwards as the business scales up operations and operating margins that are in line with industry averages in similar industries. A full 6.5 years of cash flow projections were used to allow for 3 years of positive cash flow projections.

•        Weighted average cost of capital of 27%, for early-stage businesses similar to the Consolidated Entity, was applied. This is an appropriate discount rate as management have relied upon number of studies investigating rates of return required by investors in early stage businesses similar to Consolidated Entity.

•        Revenue —

•        Management have implemented a hybrid revenue model with revenue generated from manufacturing and royalties (on each individual order). For simplicity, the DCF model has excluded royalty revenue from the calculations.

•        The model is based on a 6.5 year compound average growth rate of 92%. The model forecast revenue growth rates at 147% in CY25, 179% in CY26, 96% in CY27, 54% in CY28 and 26% in CY29.

•        Gross Margins —

•        The Consolidated Entity has forecast sales on an exclusive and non-exclusive basis. Exclusive sales are for products that can only be sold by one retailer in an agreed territory. Non-exclusive sales mean more than one party can sell the same product in a particular territory. Higher margins are forecast for exclusive sales as the customer gets the benefit of exclusivity. Management has forecast gross margin on exclusive sales of 65% in CY24, increasing to 75% from CY25 onwards. As the initial orders may be offered at a discount, with market pricing on subsequent orders, in the valuation model the gross margin assumptions is adjusted to start at 50% in CY24 and increase by 4% per annum to 70% in CY29. Lower margins are forecast on non-exclusive sales with adjusted management forecast to reflect a more gradual increase in gross margin from 30% in CY24, increasing by approximately 4% per annum to 50% in CY29.

•        Operating Expense —

•        The largest operating expense is employee costs. Salary and benefits are forecast to increase by 176% in CY24, 64% in CY25, 24% in CY26 and 8% thereafter and oncosts are forecast at 17% of salaries.

•        EBITDA —

•        The model is based on a long-term EBITDA margin of 45%. The model forecast the EBITDA margin at -127% in CY24, -58% in CY25, 4% in CY26, 28% in CY27, 39% at CY28 and 45% at CY29.

•        CAPEX —

•        Model forecast capex on intangibles at A$1.1 million per annum to account for continued research and development in new products and technology. Capex requirements for PP&E is relatively immaterial and has been forecast at A$0.2 million per annum.

•        Amortisation —

•        Amortisation has been estimated at 5% of the opening intangibles balance each year. This roughly equates to an average useful life of 20 years for intangibles, which is in line with the Consolidated Entity’s current policy.

•        Tax Rate

•        A tax rate of 30% has been applied in line the with the corporate tax rate in Australia. Whilst the tax rate may be lower in earlier years, this tax rate is in line with the Consolidated Entity’s long term tax rate and the tax rate of a likely acquirer.

•        Working Capital

•        Model forecasts the receivables and payables at 30 days in line with management expectations. Payables days are only applied to operating expenses as all manufacturing costs are paid prior to dispatch to customers.

•        Other balance Sheet Items

•        There are no other assumptions that result it material balance sheet movements that affect forecast cash flow.

Apart from the considerations described in determining the value-in-use of the cash-generating units described above, management is not currently aware of any other probable changes that would necessitate changes in its key estimates.

Impairment

The Consolidated Entity has performed an impairment assessment based on its cash generating unit (CGU).

The Consolidated Entity determined that the recoverable amount in relation the CGU exceeded its carrying value of assets as at 30 June 2023, therefore no adjustment to its carrying value (impairment) was required.

The directors have reviewed and are comfortable with the significant assumptions determined by management. Based on the above, the directors believe that no impairment charge is required to the value of the intangible asset at 30 June 2023.

Sensitivity

The sensitivities on the updated discounted cash flow model are as follows:

•        Revenue would require a reduction of 13% to the compounded growth rate over 6.5 years before the intangible asset value would need to be impaired, with all other assumptions remaining constant.

•        EBITDA margin would need a reduction of 20% over 6.5 years before the intangible asset value would need to be impaired, with all other assumptions remaining constant.

•        The discount rate would be required to increase to 43% before the intangible asset value would need to be impaired, with all other assumptions remaining constant.

•        Long Term growth rate would need to be reduced to be in negative in the cashflow modelling before the intangible asset value would need to be impaired, with all other assumptions remaining constant.

Management believes that other reasonable changes in the key assumptions on which the recoverable amount on intangible asset is based would not cause the carrying amount to exceed its recoverable amount.

Management notes that if performance is not as expected, an impairment charge against these assets could be recognised in the next financial year’s accounts. This estimation of uncertainty is expected to reduce over time as the Consolidated Entity’s business develops and matures.